SHORT-TERM INVESTMENTS - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
LONG-TERM INVESTMENTS
Payments to acquire investment	¥ 16,339	$ 2,369
Unrealized gain on available-for-sale investments and others	7,096		¥ 0	¥ 4,017
Others
LONG-TERM INVESTMENTS
Unrealized gain on available-for-sale investments and others	¥ 2,006		¥ 1,240	¥ 1,243